CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Summary of Company's Capital Structure	As at December 31, 2025 and 2024, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2025	2024
Short-term notes payable	100	200
Long-term debt payable within one year	925	1,150
Less: cash and cash equivalents	(521)	(690)
	504	660

Long-term debt	17,668	15,905
Common shares	2,957	2,957
Retained earnings	10,016	9,454
Total capital	31,145	28,976